Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per Unit
Schedule of calculations of the basic and diluted earnings per common unit

	Six months ended
	June 30,
	2025	2024
Partnership’s Net income	$27,279	$22,458
Less:
Net Income attributable to preferred unitholders	6,311	6,491
General Partner’s interest in Net Income	19	16
Deemed dividend on redeemable Series B Preferred Units (Note 8)	2,031	—
Net income attributable to common unitholders	$18,918	$15,951
Weighted average number of common units outstanding, basic and diluted	36,644,628	36,802,247
Earnings per common unit, basic and diluted	$0.52	$0.43